INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Total	$ 8,868	$ 9,894
Brazilian Regulated Gas Transmission Operation [Member]
Disclosure of information for cash-generating units [line items]
Total	4,314	5,134
Australian regulated terminal
Disclosure of information for cash-generating units [line items]
Total	1,852	1,957
Peruvian toll roads
Disclosure of information for cash-generating units [line items]
Total	1,137	1,144
Chilean toll roads
Disclosure of information for cash-generating units [line items]
Total	1,010	1,100
U.K. port operation
Disclosure of information for cash-generating units [line items]
Total	283	289
Indian toll roads
Disclosure of information for cash-generating units [line items]
Total	114	130
Other
Disclosure of information for cash-generating units [line items]
Total	$ 158	$ 140